Critical accounting judgements and key sources of estimation uncertainty - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	£ 4,064	£ 4,000
Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	3,367	3,521
Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	3,692	3,779
Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	4,364	4,286
Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	6,369	5,241
UK mortgages | Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	837	837
UK mortgages | Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	462	637
UK mortgages | Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	610	723
UK mortgages | Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	980	967
UK mortgages | Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	2,213	1,386
Credit cards | Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	629	521
Credit cards | Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	546	442
Credit cards | Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	597	500
Credit cards | Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	686	569
Credit cards | Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	804	672
Other Retail | Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	997	908
Other Retail | Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	949	844
Other Retail | Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	981	892
Other Retail | Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,029	947
Other Retail | Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,093	1,034
Commercial Banking | Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,383	1,316
Commercial Banking | Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,194	1,182
Commercial Banking | Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,286	1,246
Commercial Banking | Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	1,451	1,384
Commercial Banking | Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	2,040	1,728
Other | Probability-weighted
Schedule of multiple economic scenarios [Line Items]
ECL allowance	218	418
Other | Upside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	216	416
Other | Base case
Schedule of multiple economic scenarios [Line Items]
ECL allowance	218	418
Other | Downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	218	419
Other | Severe downside
Schedule of multiple economic scenarios [Line Items]
ECL allowance	£ 219	£ 421